NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Core Bond Fund
Lehman Brothers NVIT Core Plus Bond Fund
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Van Kampen NVIT Real Estate Fund
NVIT Short Term Bond Fund
Neuberger Berman NVIT Socially Responsible Fund

     Supplement dated August 8, 2008 to the
Statement of Additional Information dated March 24, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

1.	The chart beginning on page 1 of Appendix C to the SAI is hereby deleted in its entirety and replaced with the following:

APPENDIX C – PORTFOLIO MANAGERS

Information as of December 31, 2007

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in
Each Fund[1]
AllianceBernstein L.P.
Henry S. D’Auria	NVIT Multi-Manager International Value	None
Fund
Sharon E. Fay	NVIT Multi-Manager International Value	None
Fund
Kevin F. Simms	NVIT Multi-Manager International Value	None
Fund
American Century Investment
Management, Inc.
Phillip N. Davidson	NVIT Multi-Manager Mid Cap Value	None
Fund
Brad Eixmann	NVIT Multi-Manager Mid Cap Growth	None
Fund
Glenn Fogle	NVIT Multi-Manager Mid Cap Growth	None
Fund
Michael Liss	NVIT Multi-Manager Mid Cap Value	None
Fund
Scott A. Moore	NVIT Multi-Manager Mid Cap Value	None
Fund
American Century Global
Investment Management, Inc.
Brian Brady	NVIT Multi-Manager International	None
Growth Fund

Mark S. Kopinski	NVIT Multi-Manager International Growth Fund	None

Goldman Sachs Management,
L.P.
Andrew Alford	NVIT Multi-Manager Large Cap Growth	None
Fund
Melissa R. Brown	NVIT Multi-Manager Large Cap Growth	None
Fund
Mark Carhart	NVIT Multi-Manager Large Cap Growth	None
Fund
Robert C. Jones	NVIT Multi-Manager Large Cap Growth	None
Fund

Invesco Aim Capital
Management, Inc.
Shuxin Cao	NVIT Multi-Manager International	None
Growth Fund
Matthew W. Dennis	NVIT Multi-Manager International	None
Growth Fund
Jason T. Holzer	NVIT Multi-Manager International	None
Growth Fund
Clas G. Olsson	NVIT Multi-Manager International	None
Growth Fund
Barrett K. Sides	NVIT Multi-Manager International	None
Growth Fund

J.P. Morgan Investment
Management Inc.
Jeroen Huysinga	NVIT Multi-Manager International Value	None
Fund
Georgina Perceval Maxwell	NVIT Multi-Manager International Value	None
Fund
Gerd Woort-Menker	NVIT Multi-Manager International Value	None
Fund

Lehman Brothers Asset
Management LLC
Thanos Bardas	Lehman Brothers NVIT Core Plus Bond	None
Fund
Andrew A. Johnson	Lehman Brothers NVIT Core Plus Bond	None
Fund
Richard W. Knee	Lehman Brothers NVIT Core Plus Bond	None
Fund

Nationwide Asset Management,
LLC
Mabel C. Brown	NVIT Core Bond Fund	None
NVIT Short Term Bond Fund
Gary S. Davis	NVIT Core Bond Fund	None
NVIT Short Term Bond Fund

Neuberger Berman Management
Inc.
John Barker	NVIT Multi-Manager Large Cap Growth	None
Fund
Ingrid Dyott	Neuberger Berman NVIT Socially	None
Responsible Fund
Lawrence Fisher[2]	NVIT Multi-Manager Large Cap Growth	None
Fund
Daniel Fletcher	NVIT Multi-Manager Large Cap Growth	None
Fund

Arthur Moretti	Neuberger Berman NVIT Socially	None
Responsible Fund
S. Basu Mullick	Neuberger Berman NVIT Multi Cap	None
Opportunities Fund
Daniel H. Rosenblatt	NVIT Multi-Manager Large Cap Growth	None
Fund
Kenneth J. Turek	NVIT Multi-Manager Mid Cap Growth	None
Fund

RiverSource Investments LLC
Steve Schroll	NVIT Multi-Manager Mid Cap Value	None
Fund
Laton Spahr	NVIT Multi-Manager Mid Cap Value	None
Fund
Warren Spitz	NVIT Multi-Manager Mid Cap Value	None
Fund
Paul Stocking	NVIT Multi-Manager Mid Cap Value	None
Fund

Thompson, Siegel & Walmsley
LLC
Brett P. Hawkins	NVIT Multi-Manager Mid Cap Value	None
Fund
John S. Pickler	NVIT Multi-Manager Mid Cap Value	None
Fund

Van Kampen Asset Management
Theodore R. Bigman	Van Kampen NVIT Real Estate Fund	None

Wells Capital Management, Inc.
Michael Harris	NVIT Multi-Manager Large Cap Growth	None
Fund
Thomas J. Pence	NVIT Multi-Manager Large Cap Growth	None
Fund

[1]	This column reflects investments in a variable insurance contract, owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined pursuant to Rule 16a- 1(a)(2) under the Securities Exchange Act of 1934), that has been allocated to subaccounts that have purchased shares of the Funds. A portfolio manager is presumed to be the beneficial owner of subaccount securities that are held by his or her immediate family members that share the same household as the portfolio manager.

[2]	Added as a portfolio manager to the Fund in June 2008. Information is as of May 31, 2008.

2.	The section entitled “Other Managed Accounts” beginning on page 10 of Appendix C to the SAI is hereby deleted in its entirety and replaced with the following:

OTHER MANAGED ACCOUNTS (As of December 31, 2007)

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category

AllianceBernstein L.P.
Henry S. D’Auria	Mutual Funds: 86 accounts, $55.9 billion total assets (2 accounts, $5.6 billion total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 96 accounts, $38.3 billion total assets (1 account, $1.5 billion total assets for which the advisory fee is based on performance)
Other Accounts: 881 accounts, $163.7 million total assets (128 accounts, $26.3 billion total assets for which the advisory fee is based on performance)
Sharon E. Fay	Mutual Funds: 157 accounts, $91.9 billion total assets (3 accounts, $12.3 billion total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 145 accounts, $44.3 billion total assets (1 account, $1.5 billion total assets for which the advisory fee is based on performance)
Other Accounts: 44,770 accounts, $218.4 billion total assets (140 accounts, $28.8 billion total assets for which the advisory fee is based on performance)
Kevin F. Simms	Mutual Funds: 157 accounts, $91.9 billion total assets (3 accounts, $12.3 billion total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 157 accounts, $50.3 billion total assets (2 accounts, $2.6 billion total assets for which the advisory fee is based on performance)
Other Accounts: 44,770 accounts, $218.4 billion total assets (140 accounts, $28.8 billion total assets for which the advisory fee is based on performance)

American Century Investment Management, Inc.
Phillip N. Davidson	Mutual Funds: 8 accounts, $12.1 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 2 accounts, $127.8 million total assets
Brad Eixmann	Mutual Funds: 6 accounts, $4.4 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 2 accounts, $162.7 million total assets
Glenn Fogle	Mutual Funds: 9 accounts, $9.5 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 2 accounts, $162.6 million total assets
Michael Liss	Mutual Funds: 7 accounts, $5.9 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 1 account, $115.9 million total assets
Scott A. Moore	Mutual Funds: 8 accounts, $12.1 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 2 accounts, $127.8 million total assets

                                                                                                                                 4

American Century Global Investment Management, Inc.
Brian Brady	Mutual Funds: 3 accounts, $2.5 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 3 accounts, $328.2million total assets
Mark S. Kopinski	Mutual Funds: 3 accounts, $2.5 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 3 accounts, $328.2 million total assets
Goldman Sachs Asset Management, L.P.
Andrew Alford	Mutual Funds: 66 accounts, $26.15 billion total assets (1 account, $211 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 37 accounts, $19.56 billion total assets (5 accounts, $1.8 billion total assets for which the advisory fee is based on performance)
Other Accounts: 705 accounts, $75.95 billion total assets (38 accounts, $10.5 billion total assets for which the advisory fee is based on performance)
Melissa R. Brown	Mutual Funds: 66 accounts, $26.15 billion total assets (1 account, $211 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 37 accounts, $19.56 billion total assets (5 accounts, $1.8 billion total assets for which the advisory fee is based on performance)
Other Accounts: 705 accounts, $75.95 billion total assets (38 accounts, $10.5 billion total assets for which the advisory fee is based on performance)
Mark Carhart	Mutual Funds: 66 accounts, $26.15 billion total assets ( 1 account, $211 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 37 accounts, $19.56 billion total assets (5 accounts, $1.8 billion total assets for which the advisory fee is based on performance)
Other Accounts: 705 accounts, $75.95 billion total assets (38 accounts, $10.5 billion total assets for which the advisory fee is based on performance)
Robert C. Jones	Mutual Funds: 66 accounts, $26.15 billion total assets (1 account, $211 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 37 accounts, $19.56 billion total assets (5 accounts, $1.8 billion total assets for which the advisory fee is based on performance)
Other Accounts: 705 accounts, $75.95 billion total assets (38 accounts, $10.5 billion total assets for which the advisory fee is based on performance)
Invesco Aim Capital Management, Inc.
Shuxin Cao	Mutual Funds: 9 accounts, $10,551.3 million total assets
Other Pooled Investment Vehicles: 1 account, $288.7 million total assets
Other Accounts: 4,320[1] accounts, $1,473.3 million total assets
Matthew W. Dennis	Mutual Funds: 7 accounts, $8,462.6 million total assets
Other Pooled Investment Vehicles: 6 accounts, $1,038.3 million total assets
Other Accounts: 4,320[1] accounts, $1,473.3 million total assets

Jason T. Holzer	Mutual Funds: 9 accounts, $10,476.4 million total assets
Other Pooled Investment Vehicles: 10 accounts, $4,649.2 million total assets
Other Accounts: 4,320 accounts, $1,473.3 million total assets
Clas G. Olsson	Mutual Funds: 7 accounts, $8.5 million total assets
Other Pooled Investment Vehicles: 10 accounts, $4.6 million total assets
Other Accounts: 4,320[1] accounts, $1.5 million total assets
Barrett K. Sides	Mutual Funds: 7 accounts, $7.5 million total assets
Other Pooled Investment Vehicles: 4 accounts, $656.7 million total assets
Other Accounts: 4,320[1] accounts, $1,473.3 million total assets
J.P. Morgan Investment Management Inc.
Jeroen Huysinga	Mutual Funds: 3 accounts, $325.0 million total assets
Other Pooled Investment Vehicles: 7 accounts, $3.5 billion total assets (1 account, $174.2 million total assets for which the advisory fee is based on performance)
Other Accounts: 12 accounts, $3.1 billion total assets (5 accounts, $2.3 billion total assets for which the advisory fee is based on performance)
Georgina Perceval Maxwell	Mutual Funds: 0 accounts, $0 total assets
Other Pooled Investment Vehicles: 10 accounts, $829.6 million total assets
Other Accounts: 7 accounts, $1.7 billion total assets (2 accounts, $1.0 billion total assets for which the advisory fee is based on performance)
Gerd Woort-Menker	Mutual Funds: 3 accounts, $778.5million total assets
Other Pooled Investment Vehicles: 6 accounts, $2.4 billion total assets
Other Accounts: 3 accounts, $926.6 million total assets
Lehman Brothers Asset Management LLC
Thanos Bardas	Mutual Funds: 3 accounts, $128.9 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 47 accounts, $8.3 billion total assets (1 account, $921.3 million total assets for which the advisory fee is based on performance)
Andrew A. Johnson	Mutual Funds: 1 account, $768.3 million total assets
Other Pooled Investment Vehicles: 4 accounts, $2.08 billion total assets
Other Accounts: 64 accounts, $29.77 billion total assets (18 accounts, $7.54 billion total assets for which the advisory fee is based on performance)
Richard W. Knee	Mutual Funds: 3 accounts, $128.9 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 47 accounts, $8.3 billion total assets (1 account, $921.3 million total assets for which the advisory fee is based on performance)
Nationwide Asset Management, LLC
Mabel C. Brown	Mutual Funds: 1 account, $90.64 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 1 account, $573.5 million total assets

Gary S. Davis	Mutual Funds: 1 account, $90.64 million total assets
Other Pooled Investment Vehicles: 1 account, $20.7 million total assets
Other Accounts: 0 accounts, $0 total assets
Neuberger Berman Management Inc.
John Barker	Mutual Funds: 2 accounts, $14 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 8,482 accounts, $6.5 billion total assets
Ingrid Dyott	Mutual Funds: 4 accounts, $3.6 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 959 accounts, $1.2 billion total assets
Lawrence Fisher[2]	Mutual Funds: 2 accounts, $14 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 11,266 accounts, $7.2 billion total assets
Daniel Fletcher	Mutual Funds: 2 accounts, $14 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 8,482 accounts, $6.5 billion total assets
Arthur Moretti	Mutual Funds: 4 accounts, $3.6 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 959 accounts, $1.2 billion total assets
S. Basu Mullick	Mutual Funds: 4 accounts, $5.4 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 8 accounts, $2.8 billion total assets
Daniel H. Rosenblatt	Mutual Funds: 2 accounts, $14 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 8,482 accounts, $6.5 billion total assets
Kenneth J. Turek	Mutual Funds: 3 accounts, $1.6 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 39 accounts, $956 million total assets
RiverSource Investments LLC
Steve Schroll	Mutual Funds: 12 accounts, $18.89 billion total assets (8 accounts, $18.31 billion total assets for which the advisory fee is based on performance)[3]
Other Pooled Investment Vehicles: 1 account, $54.87 million total assets
Other Accounts: 4 accounts, $413.36 million total assets[4]
Laton Spahr	Mutual Funds: 12 accounts, $18.89 billion total assets (8 accounts, $18.31 billion total assets for which the advisory fee is based on performance)[3]
Other Pooled Investment Vehicles: 1 account, $54.87 million total assets
Other Accounts: 4 accounts, $413.36 million total assets[4]
Warren Spitz	Mutual Funds: 12 accounts, $18.89 billion total assets (8 accounts, $18.31 billion total assets for which the advisory fee is based on performance)[3]
Other Pooled Investment Vehicles: 1 account, $54.87 million total assets
Other Accounts: 4 accounts, $413.36 million total assets[4]

Paul Stocking	Mutual Funds: 12 accounts, $18.89 billion total assets (8 accounts, $18.31 billion total assets for which the advisory fee is based on performance) [3]
Other Pooled Investment Vehicles: 1 account, $54.87 million total assets
Other Accounts: 4 accounts, $413.36 million total assets[4]
Thompson, Siegel & Walmsley LLC
Brett P. Hawkins	Mutual Funds: 2 accounts, $63.5 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 48 accounts, $1.5 billion total assets
John S. Pickler	Mutual Funds: 2 accounts, $63.5 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 58 accounts, $3.1 billion total assets
Van Kampen Asset Management
Theodore R. Bigman	Mutual Funds: 17 accounts, $12.6 billion total assets
Other Pooled Investment Vehicles: 7 accounts, $4.1 billion total assets
Other Accounts: 940 accounts, $6.5 billion total assets (10 accounts, $748.3 million total assets for which the advisory fee is based on performance)
Wells Capital Management, Inc.
Michael Harris	Mutual Funds: 9 accounts, $4.5 billion total assets
Other Pooled Investment Vehicles: 2 accounts, $57.8 million total assets
Other Accounts: 112 accounts, $6.4 billion total assets
Thomas J. Pence	Mutual Funds: 12 accounts, $5.5 billion total assets
Other Pooled Investment Vehicles: 3 accounts, $88.3 million total assets
Other Accounts: 178 accounts, $8.4 billion total assets

1	These are accounts of individual investors for which AIM's affiliate, Invesco Aim Private Asset Management, Inc. (“Invesco APAM”) provides investment advice. Invesco APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. Invesco APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

2	Added as a portfolio manager to the Fund in June 2008. Information is as of June 30, 2008.

3	Number of accounts for which the advisory fee is paid in part or wholly on performance and the aggregate net assets in those accounts.

4	Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

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NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Large Cap Value Fund

     Supplement dated August 8, 2008 to the
Statement of Additional Information dated March 24, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1.	The chart beginning on page 1 of Appendix C to the SAI is hereby deleted in its entirety and replaced with the following:

APPENDIX C – PORTFOLIO MANAGERS

Information as of December 31, 2007

INVESTMENTS IN THE FUND

Name of Portfolio Manager	Dollar Range of Investments in The Fund[1]

Goldman Sachs
Asset Management, L.P.
Eileen Rominger
Dolores Bamford
David L. Berdon
Andrew Braun
Scott Carroll

Wellington Management
Company, LLP
David R. Fassnacht
David W. Palmer
James N. Mordy

Deutsche Asset Management
Julie Abbett
James Francis[2]

N/A N/A N/A N/A N/A N/A N/A N/A N/A N/A

	1	This column reflects investments in a variable insurance contract, owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined pursuant to Rule 16a- 1(a)(2) under the Securities Exchange Act of 1934), that has been allocated to subaccounts that have purchased shares of the Fund. A portfolio manager is presumed to be the beneficial owner of subaccount securities that are held by his or her immediate family members that share the same household as the portfolio manager.

	2	Added as a portfolio manager to the Fund in June 2008. Information is as of May 31, 2008.

2.	The section entitled “Other Managed Accounts” beginning on page 4 of Appendix C to the SAI is hereby deleted in its entirety and replaced with the following:

1

Goldman Sachs Asset Management, L.P.
Dolores Bamford	Mutual Funds: 41 accounts, $16.1 billion total assets
Other Pooled Investment Vehicles: 3 accounts, $341 million total assets
Other Accounts: 268 accounts, $14.3 billion total assets (2 accounts, $207.8 million total assets for which the advisory fee is based on performance)
David L. Berdon	Mutual Funds: 34 accounts, $14.4 billion total assets
Other Pooled Investment Vehicles: 3 accounts, $341 million total assets
Other Accounts: 249 accounts, $13.0 billion total assets (2 accounts, $207.8 million total assets for which the advisory fee is based on performance)
Andrew Braun	Mutual Funds: 34 accounts, $14.4 billion total assets
Other Pooled Investment Vehicles: 3 accounts, $341 million total assets
Other Accounts: 249 accounts, $13.0 billion total assets (2 accounts, $207.8 million total assets for which the advisory fee is based on performance)
Scott Carroll	Mutual Funds: 41 accounts, $16.1 billion total assets
Other Pooled Investment Vehicles: 3 accounts, $341 million total assets
Other Accounts: 268 accounts, $14.3 billion total assets (2 accounts, $207.8 million total assets for which the advisory fee is based on performance)
Sean Gallagher	Mutual Funds: 34 accounts, $14.4 billion total assets
Other Pooled Investment Vehicles: 3 accounts, $341 million total assets
Other Accounts: 249 accounts, $13.0 billion total assets (2 accounts, $207.8 million total assets for which the advisory fee is based on performance)
Eileen Rominger	Mutual Funds: 34 accounts, $14.4 billion total assets
Other Pooled Investment Vehicles: 3 accounts, $341 million total assets
Other Accounts: 249 accounts, $13.0 billion total assets (2 accounts, $207.8 million total assets for which the advisory fee is based on performance)
Wellington Management Company, LLP
David R. Fassnacht, CFA	Mutual Funds: 6 accounts, $17.0 billion total assets (2 accounts, $15.3 billion total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 7 accounts, $1.7 billion total assets
Other Accounts: 2 accounts, $776.4 million total assets (1 account, $649.1 million total assets for which the advisory fee is based on performance)
James N. Mordy, CFA	Mutual Funds: 10 accounts, $4.3 billion total assets
Other Pooled Investment Vehicles: 3 accounts, $112.1 million total assets
Other Accounts: 11 accounts, $1.8 billion total assets (2 accounts, $79.5 million total assets for which the advisory fee is based on performance)

2

David W. Palmer, CFA	Mutual Funds: 4 accounts, $1.7 billion total assets
Other Pooled Investment Vehicles: 1 account, $3.0 million total assets
Other Accounts: 0 accounts, $0 total assets
Deutsche Asset Management
Julie Abbett	Mutual Funds: 22 accounts, $13.66 billion total assets
Other Pooled Investment Vehicles: 4 accounts, $176 million total assets
Other Accounts: 13 accounts, $1.7 billion total assets
James Francis[1]	Mutual Funds: 9 accounts, $4.3 billion total assets
Other Pooled Investment Vehicles: 3 accounts, $200 million total assets
Other Accounts: 15 accounts, $3.7 billion total assets

1 Added as a portfolio manager to the Fund in June 2008. Information is as of May 31, 2008.

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3